Impairment of Non-Current Assetes - Key Assumptions and Sensitivity Analysis (Details) - $ / Ounce	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections	4.00%	4.50%
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections	12.30%	9.80%
Silver, Ounces | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	17.94	17.07
Gold, Ounces | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	1,474	1,300
Weighted average cost of capital, measurement input [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Significant unobservable inputs, assets	0.037	0.053